Employee Benefit Plans - Schedule of Stock Options Weighted Average Assumptions Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend yield (after three years)	1.50%	1.50%
Expected life in years	7 years	7 years
Expected volatility	10.00%	10.00%
Risk free interest rate	3.05%	2.07%